Other Income and Other Expense - Major Income Classifications Included in Other Income Under Non Interest Income on Income Statement (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Component Of Other Expense Income Nonoperating [Line Items]
Other income	$ 2,159,407	$ 2,118,435	$ 1,554,454
BOLI Insurance
Component Of Other Expense Income Nonoperating [Line Items]
Other income	568,000	562,732	657,273
Mortgage loan origination fees
Component Of Other Expense Income Nonoperating [Line Items]
Other income	362,611	342,765	367,573
Other income
Component Of Other Expense Income Nonoperating [Line Items]
Other income	$ 1,228,546	$ 1,212,938	$ 529,608